Impairment (Tables)	12 Months Ended
Dec. 31, 2018
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Carrying Amount of Goodwill Allocated to Each of Cash Generating Units for Impairment Testing

The carrying amount of goodwill allocated to each of the CGUs for impairment testing is as follows:

		(In millions of yen)
CGU	For the year ended December 31, 2016	For the year ended December 31, 2017
LINE business and portal	3,400	16,767

Total	3,400	16,767

(In millions of yen)
CGU	For the year ended December 31, 2018
Core business
Core business	14,838
Strategic business
Friends business	740
Fintech business	1,075
E-commerce business	307
AI business	135

Total	17,095

Significant Assumptions Used in value in Use Calculations

The significant assumptions used in the value in use calculations are as follows:

	2016		2017		2018
CGU	Pre-tax discount rate	Terminal growth rate	Pre-tax discount rate	Terminal growth rate	Pre-tax discount rate	Terminal growth rate
LINE business and portal CGU	11.7%	1.1%	10.3%	1.6%	—	—
Core business
Core business	—	—	—	—	11.6%	1.3%
Strategic business
Friends business	—	—	—	—	11.2%	2.3%
Fintech business	—	—	—	—	11.8%	1.6%
E-commerce business	—	—	—	—	11.0%	1.7%
AI business	—	—	—	—	11.5%	1.7%